As filed with the Securities and Exchange Commission on March 21, 1997.
                                                  1940 Act File No. 811-07969

================================================================================

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-2

                             REGISTRATION STATEMENT

                    UNDER THE INVESTMENT COMPANY ACT OF 1940



                             FLOATING RATE PORTFOLIO

               (Exact Name of Registrant as Specified in Charter)


                        50 California Street, 27th Floor
                         San Francisco, California 94111
                    (Address of Principal Executive Offices)


      Registrant's Telephone Number, including Area Code: (800) 824-1580


                            David J. Thelander, Esq.
                      Chancellor LGT Asset Management, Inc.
                        50 California Street, 27th Floor
                         San Francisco, California 94111

                     (Name and Address of Agent for Service)

                                EXPLANATORY NOTE


         This Registration Statement, has been filed by the Registrant pursuant to Section 8(b) of the Investment Company Act of 1940, as amended (the "1940 Act"). However, interests in the Registrant have not been registered under the Securities Act of 1933, as amended (the "1933 Act"), since such interests will be issued solely in private placement transactions that do not involve any "public offering" within the meaning of Section 4(2) of the 1933 Act.
Investments in the Registrant may be made only by U.S. and foreign investment companies, common or commingled trust funds, organizations or trusts described in Sections 401(a) or 501(a) of the Internal Revenue Code of 1986, as amended, or similar organizations or entities that are "accredited investors" within the meaning of Regulation D under the 1933 Act. This Registration Statement, does not constitute an offer to sell, or the solicitation of an offer to buy, any interest in the Registrant.

                             Floating Rate Portfolio


                       Contents of Registration Statement





This registration statement of Floating Rate Portfolio contains the following documents:





         Facing Sheet

         Contents of Registration Statement

         Part A

         Part B

         Part C

         Signature Page

         Exhibits

                                     PART A


         Responses to Items 1, 2, 3.2, 4, 5, 6 and 7 of Part A have been omitted pursuant to Paragraph 3 of Instruction G of the General Instructions to Form N-2.


         Responses to certain Items required to be included in Part A of this Registration Statement are incorporated herein by reference from Pre-Effective Amendment No. 1 to the Registration Statement on Form N-2 of GT Global Floating Rate Fund, Inc. (the "Fund" (1933 Act File No. 333-17425 and 1940 Act File No. 811-07957)), as filed with the Securities and Exchange Commission (the "SEC") on March 14, 1997.




Item 3.  Fee Table and Synopsis

         Not Applicable.

Item 8.  General Description of the Registrant


         Floating Rate Portfolio (the "Portfolio") is a closed-end, non-diversified management investment company which was organized as a business trust under the laws of the State of Delaware on January 9, 1997. Interests in the Portfolio are issued solely in private placement transactions that do not involve any "public offering" within the meaning of Section 4(2) of the Securities Act of 1933, as amended (the "1933 Act"). Investments in the Portfolio may be made only by U.S. and foreign investment companies, common or commingled trust funds, organizations or trusts described in Sections 401(a) or 501(a) of the Internal Revenue Code of 1986, as amended (the "Code"), or similar organizations or entities that are "accredited investors" within the meaning of Regulation D under the 1933 Act. This Registration Statement, as amended, does not constitute an offer to sell, or the solicitation of an offer to buy, any "security" within the meaning of the 1933 Act.

         Information on the Portfolio's investment objective, the kinds of securities in which the Portfolio principally invests, other investment practices of the Portfolio and the risk factors associated with investments in the Portfolio are incorporated herein by reference from the sections entitled "Investment Objective and Policies" and "Special Considerations and Risk Factors" in the prospectus of the Fund included in the Fund's Registration Statement on Form N-2.

Item 9.  Management


         A description of how the business of the Portfolio is managed is incorporated herein by reference from the section entitled "Management" in the Fund's prospectus included in the Fund's Registration Statement on Form N-2. The following list identifies the specific sections of the Fund's prospectus under which the information required by Item 9 of Form N-2 may be found: each listed section is incorporated herein by reference.

============================= ==================================================
Item 9.1(a)                   Management
============================= ==================================================
Item 9.1(b)                   Management - Investment Management
============================= ==================================================
Item 9.1(c)                   Management - Investment Management
============================= ==================================================
Item 9.1(d)                   Management - Investment Management
============================= ==================================================
Item 9.1(e)                   Custodian, Transfer and Dividend Disbursing Agent
                              and Registrar
============================= ==================================================
Item 9.1(f)                   Management
============================= ==================================================
Item 9.1(g)                   Management; Portfolio Transactions
================================================================================
Item 9.2(a)                   Not Applicable
============================= ==================================================
Item 9.2(b)                   Not Applicable
============================= ==================================================
Item 9.2(c)                   Not Applicable
============================= ==================================================
Item 9.2(d)                   Not Applicable
============================= ==================================================



Item 9.3

         Until such time as the Fund completes the public offering of its shares, LGT Asset Management, Inc. ("LGT AM") will be a control person of the Registrant. LGT AM is an indirect parent of Chancellor LGT Senior Secured Management, Inc., and is a subsidiary of Liechtenstein Global Trust, a financial services holding company. Liechtenstein Global Trust in turn is controlled by the Price of Liechtenstein Foundation, which serves as the parent organization for the various business enterprises of the Princely Family of Liechtenstein. Information as to LGT AM, and affiliated companies in the LGT Group, is included in Chancellor LGT Asset Management, Inc.'s Form ADV filed on November 1, 1996 with the SEC (Registration number 801-10254) and is incorporated herein by reference.


Item 10.     Capital Stock, Long-Term Debt, and Other Securities

Item 10.1    Capital Stock

         The Portfolio is organized as a trust under the laws of the State of Delaware and intends to be classified as a partnership for income tax purposes. Under the Trust Instrument, the Portfolio shall consist of one or more separate and distinct series. Additional series shall be established by, and shall be effective upon, the adoption of a resolution by the trustees. The trustees may designate the relative rights and preferences of the interests of each series. The Portfolio shall maintain separate and distinct records for each series. A series may issue any number of interests. Each holder of an interest in a series shall be entitled to receive its pro rata share of all distributions made with respect to that series. On redemption of an interest in a series, an interest holder shall be paid solely out of the assets belonging to that series.

         The beneficial interest in the Portfolio shall be divided into interests in one or more series. The number of interests in the Portfolio and each series shall be unlimited. All interests issued by the Portfolio shall be fully paid and nonassessable. Interest holders shall have no preemptive or other rights to subscribe to any additional interests or other securities issued by the Portfolio. The trustees shall have full power and authority, in their sole discretion and without obtaining interest holder approval, (a) to issue original or additional interests at such times and on such terms and conditions as they deem appropriate, (b) to establish and to change in any manner interests in any series with such preference, terms of conversion, voting powers, rights, and privileges as the trustees may determine (but the trustees may not change interests in a manner materially adverse to the interest holders), (c) to divide or combine the interests in any series into a greater or lesser number, (d) to classify or reclassify any unissued interests of any series into one or more series, (e) to abolish any one or more series, (f) to issue interests to acquire other assets (including assets subject to, and in connection with, the assumption of liabilities) and businesses, and (g) to take such other action with respect to the interests as the trustees may deem desirable.

         The trustees shall accept investments in any series from such persons and on such terms as they may from time to time authorize. At the trustees' sole discretion, such investments, subject to applicable law, may be in the form of cash or securities in which that series is authorized to invest. The trustees shall have the right to refuse to accept investments in any series at any time without any cause or reason therefor whatsoever. Notwithstanding anything in the Portfolio's Trust Instrument to the contrary, (a) interests shall be only be issued in a transaction or transactions not requiring registration under the 1933 Act and (b) no series shall at any time have more than 100-interest holders. In determining the number of interest holders of any series, a person owning an interest through a partnership, grantor trust, or S corporation (a "flow-through entity") shall be counted as a interest holder if substantially all the value of that person's interest in the flow-through entity is attributable to that series and a principal purpose for using a tiered structure was to satisfy the 100-interest holder condition. The trustees shall impose such other limitations on investments in the series as are necessary to avoid having any series treated as a "publicly traded partnership" within the meaning of section 7704 of the Code.

         The Portfolio or any series may be terminated by a majority vote of interest holders of the Portfolio or the affected series, respectively, or the trustees by written notice to the interest holders. Any series shall be terminated 120 days after an interest holder in that series either (i) makes an assignment for the benefit of creditors, (ii) files a voluntary petition in bankruptcy, (iii) is adjudicated a bankrupt or insolvent, (iv) files any pleading admitting or failing to contest the material allegations of a petition filed against it in any bankruptcy or insolvency proceeding, or (v) seeks, consents to, or acquiesces in the appointment of a trustee, receiver, or liquidator of the interest holder or of all or any substantial part of its assets, unless, within such 120 days, interest holders (excluding the interest holder with respect to whom such event occurs) owning a majority of the interests in that series vote to continue that series.

         The trustees may, without interest holder approval, cause the Portfolio or any series to merge or consolidate with or into any other entity or entities. Any agreement of merger or consolidation or certificate of merger may be signed by a majority of trustees, and facsimile signatures conveyed by electronic or telecommunication means shall be valid.

         The trustees may, without the prior consent or vote of the interest holders, (i) cause to be organized or assist in organizing a corporation or corporations under the laws of any jurisdiction or any other trust, partnership, association, or other organization (each a "successor entity") to take over all of the trust property or the assets belonging to any series or to carry on any business in which the trust or any series shall directly or indirectly have any interest, (ii) sell, convey, and transfer the Portfolio property or the assets belonging to any series to any such successor entity in exchange for the equity interests thereof or otherwise, and (iii) lend money to, subscribe for the equity interests in, and enter into any contracts with any such successor entity.

Item 10.2         Long-Term Debt

         Not applicable.

Item 10.3         General

         Not applicable.

Item 10.4         Taxes

                  Information on the taxation of the Portfolio is incorporated by reference from the section entitled "Taxes - Taxation of the Portfolio" in the Fund's prospectus included in the Fund's Registration Statement on Form N-2.


Item 10.5         Outstanding Securities

         Not applicable.

Item 10.6         Securities Ratings

         Not applicable.

Item 11. Defaults and Arrears on Senior Securities

         Not applicable.

Item 12. Legal Proceedings

         Not applicable.

Item 13. Table of Contents of Statement of Additional Information

         Not applicable.

                                     PART B





         Part B of this Registration Statement should be read in conjunction with Part A. Capitalized terms used in this Part B and not otherwise defined have the meanings given them in Part A of this Registration Statement.

         Responses to certain Items required to be included in Part B of this Registration Statement are incorporated herein by reference from Pre-Effective Amendment No. 1 to the Registration Statement on Form N-2 of the Fund (1933 Act File No. 333-17425 and 1940 Act File No. 811-07957)), as filed with the SEC on March 14, 1997.

Item 14. Cover Page

         Not applicable.

Item 15. Table of Contents

         Not applicable.

Item 16. General Information and History

         Not applicable.

Item 17. Investment Objective and Policies

         Part A contains basic information about the investment objective, policies and limitations of the Portfolio. This Part B supplements the discussion in Part A of the investment objective, policies and limitations of the Portfolio.

         Information on the fundamental investment limitations and the non-fundamental investment policies and limitations of the Portfolio, the types of securities bought and investment techniques used by the Portfolio and certain risks attendant thereto, as well as other information on the Portfolio's investment programs, is incorporated by reference from the sections entitled "Investment Objective and Policies, "Investment Restrictions," "Special Considerations and Risk Factors," and "Portfolio Transactions" in the Fund's prospectus included in the Fund's Registration Statement on Form N-2.

Item 18. Management

         Information about the trustees and officers of the Portfolio, and their roles in management of the Portfolio and other GT Global Funds, is incorporated by reference from the section entitled "Directors and Executive Officers" in the Fund's prospectus included in the Fund's Registration Statement on Form N-2.

         The Board of Directors of the Portfolio has an Audit Committee, comprised of Ms. Quigley, and Messrs. Anderson, Bayley and Patterson, which is responsible for reviewing and evaluating the audit function, including recommending firms to serve as independent auditors of the Portfolio. Each trustee and officer of the Portfolio is also a director and/or trustee and officer, respectively, of the 11 registered investment companies with 41 series managed administered by the Chancellor LGT Asset Management, Inc. ("Chancellor LGT"). The Portfolio pays each trustee who is not a director, officer or employee of Chancellor LGT or any affiliated company $5,000 a year, plus $300 for each meeting of the Board attended by the trustee, and reimburses travel and other expenses incurred in connection with attending Board meetings. Other trustees and officers receive no compensation or expense reimbursement from the Portfolio. The Portfolio has not yet commenced operations and no trustee or officer of the Portfolio owns any beneficial interest in the Portfolio. The
Portfolio requires no employees since the Chancellor LGT Senior Secured Management, Inc. and other third-party service providers perform substantially all of the services necessary for the Portfolio's operations.

Item 19. Control Persons and Principal Holders of Securities

         Until such time as the GT Global Floating Rate Fund, Inc. completes the public offering of its shares, LGT Asset Management, Inc. ("LGT AM") will be a control person of the Registrant. LGT AM is an indirect parent of Chancellor LGT Senior Secured Management, Inc., and is a subsidiary of Liechtenstein Global Trust, a financial services holding company. Liechtenstein Global Trust in turn is controlled by the Prince of Liechtenstein Foundation, which serves as the parent organization for the various business enterprises of the Princely Family of Liechtenstein. Information as to LGT AM, and affiliated companies in the LGT Group, is included in Chancellor LGT's Form ADV filed on November 1, 1996 with the SEC (Registration number 801-10254) and incorporated herein by reference.

         The Fund is expected to invest substantially all of the proceeds of its public offering in the Portfolio. As s result, the Fund is expected to control the Portfolio. During such time the Fund controls the Portfolio, the Fund may take actions affecting the Portfolio without the approval of any other investor. The address of the Fund is 50 California Street, 27th Floor, San Francisco, California 94111.

         The Fund has informed the Portfolio that whenever it is requested to vote on any proposal of the Portfolio, it will hold a meeting of shareholders and will cast its vote as instructed by its shareholders. It is anticipated that other investors in the Portfolio would follow the same or a similar practice.

Item 20. Investment Advisory and Other Services

         Information on the investment management and other services provided for or on behalf of the Portfolio is incorporated herein by reference from the sections entitled "Management," "Directors and Executive Officers" and "Additional Information" in the Fund's prospectus included in the Fund's Registration Statement on Form N-2. The following list identifies the specific sections in the Fund's prospectus under which the information required by Item 20 of Form N-2 may be found; each section is incorporated herein by reference.


================================================================================
 Item 20.1(a)                 Management
================================================================================
Item 20.1(b)                  Management - Investment Management
============================= ==================================================
Item 20.1(c)                  Management - Investment Management
============================= ==================================================
Item 20.2                     Management - Investment Management
============================= ==================================================
Item 20.3                     Not Applicable
============================= ==================================================
Item 20.4                     Management - Investment Management
============================= ==================================================
Item 20.5(a)                  Not Applicable
============================= ==================================================

Item 20.5(b)                  Not Applicable
============================= ==================================================
Item 20.5(c)                  Not Applicable
============================= ==================================================
Item 20.6                     Custodian, Transfer and Dividend Disbursing Agent
                              and Registrar
============================= ==================================================
Item 20.7                     Additional Information - Independent Accountants
============================= ==================================================
Item 20.8                     Not Applicable
============================= ==================================================

Item 21. Brokerage Allocation and Other Practices

         A description of the Portfolio's brokerage allocation and other practices is incorporated herein by reference from the section entitled "Portfolio Transactions" in the Fund's prospectus included in the Fund's Registration Statement on Form N-2.

Item 22. Tax Status

         Information on the taxation of the Portfolio is incorporated by reference from the section entitled "Taxes - Taxation of the Portfolio" in the Fund's prospectus included in the Fund's Registration Statement on Form N-2.


Item 23. Financial Statements

         The audited Statement of Assets and Liabilities of the Portfolio as of March 14, 1997, are attached hereto.

Coopers                                 Coopers & Lybrand L.L.P.
&Lybrand                                a professional services firm


                        Report of Independent Accountant


To the Board of Trustees of
Floating Rate Portfolio

We have audited the accompanying statement of assets and liabilities of Floating Rate Portfolio (the "Portfolio") as of March 21, 1997. This financial statement is the responsibility of the Fund's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. Our procedures included confirmation of cash held by the custodian as of March 21, 1997. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statement referred to above presents fairly, in all material respects, the net assets of the Portfolio as of March 21, 1997, in conformity with generally accepted accounting principles.




                                        /s/ Coopers & Lybrand L.L.P.
                                        ------------------------------
                                        COOPERS & LYBRAND L.L.P.



Boston, Massachusetts
March 21, 1997

                            FLOATING RATE PORTFOLIO


                      STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
                                 March 14, 1997
--------------------------------------------------------------------------------

ASSETS
------
     Cash........................................................$100,100
     ----                                                        --------
     Deferred organization expenses (Note 2).....................$ 96,000
     ---------------------------------------                     --------

LIABILITIES
-----------
     Payable for deferred organization expenses (Note 2) ........$ 96,000
     ---------------------------------------------------         --------
     Commitments (Notes 2 and 3) ................................$   0
     --------------------------                                  --------

NET ASSETS.......................................................$100,100
----------                                                       --------

NOTES TO STATEMENT OF ASSETS AND LIABILIITIES

Note 1 Floating Rate Portfolio (the "Portfolio") was organized as a Delaware business trust pursuant to a Trust Instrument on January 9, 1997. The Portfolio has been inactive except for matters relating to its organization and registration as an investment company under the Investment Company Act of 1940 and the sale of beneficial interests (the "Initial Interests") therein at the aggregate purchase price of $100,000 to GT Global Floating Rate Fund, Inc. (the "Fund") and $100 to LGT Asset Management, Inc. ("LGT AM").

Note 2 Organization expenses are being deferred and will be amortized on a straight line basis over a period not to exceed five years that commences on the effective date of the Portfolio's Registration Statement on Form N-2. The amount paid by the Portfolio on any withdrawal by the Fund or LGT AM of the Initial Interests will be reduced by a portion of any unamortized organization expenses, determined by the proportion of the amount of the Initial Interest withdrawn to the aggregate amount of the Initial Interests then outstanding after taking into account any prior withdrawals of any of the Initial Interests.

Note 3 At 4:00 p.m., Eastern time, on each business day of the Portfolio, the value of an investor's beneficial interest in the Portfolio is equal to the product of (i) the aggregate net asset value of the Portfolio multiplied by (ii) the percentage representing that investor's share of the aggregate beneficial interest in the Portfolio effective for that day.

                                     PART C


                                OTHER INFORMATION





Item 24. Financial Statements and Exhibits


(1)      Financial Statements:


         The financial statements and report by Coopers & Lybrand L.L.P., independent auditors, are included in Part B.


(2)      Exhibits:

         (a)      Trust Instrument dated January 9, 1997 - Filed herewith.

         (b)      By-Laws dated January 9, 1997 - Filed herewith.

         (c)      Not applicable.

         (d) Instruments Defining the Rights of Security Holders - Filed herewith.

         (e)      Not applicable.

         (f)      Not applicable.

         (g)(1) Form of Investment Management and Administration Contract between the Registrant and Chancellor LGT Senior Secured Management, Inc. - Filed herewith.

         (g)(2) Form of Sub-Advisory and Sub-Administration Contract between Chancellor LGT Senior Secured Management, Inc. and Chancellor LGT Asset Management, Inc. - Filed herewith.

         (h)      Not applicable.

         (i)      Not applicable.

         (j) Form of Custodian Contract between the Registrant and State Street Bank & Trust Company - Filed herewith.

         (k)(1) Form of Fund Accounting and Pricing Agent Agreement between the Registrant, GT Global Floating Rate Fund, Inc. and Chancellor LGT Asset Management, Inc. - Filed herewith.

         (k)(2) Form of Transfer Agency Contract between the Registrant and GT Global Investor Services, Inc. - Filed herewith.

         (l)      Not applicable.

         (m)      Not applicable.

         (n)      Consent of Coopers & Lybrand L.L.P. - Filed herewith.

         (o)      Not applicable.

         (p)      Not applicable.

         (q)      Not applicable.

         (r)      Not applicable.


Item 25. Marketing Arrangements

         Not applicable.

Item 26. Other Expenses of Issuance and Distribution

         Not applicable.

Item 27. Persons Controlled by or Under Common Control

         Not applicable.

Item 28. Number of Holders of Securities

                                                   Number of Record Holders
Title of Class                                       as of March 21, 1997
--------------                                     ------------------------

Shares of Beneficial Interest                                None

Item 29. Indemnification


         Reference is hereby made to Article X of the Registrant's Trust Instrument, filed as Exhibit 2(a) to this Registration Statement.

         The Registrant's trustees and officers are insured under an errors and omissions liability insurance policy. The Registrant is insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.

Item 30. Business and Other Connections of the Investment Adviser

         Information as to any other business, profession, vocation or employment of a substantial nature in which each director or officer of Chancellor LGT Senior Secured Management, Inc. is, or at any time during the past two years has been, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee is incorporated herein by reference from the sections entitled "Management" and "Directors and Executive Officers" in the Fund's Part A.

         Information as to the directors and officers of Chancellor LGT Asset Management, Inc., Registrant's sub-advisor, is included in such advisor's Form ADV (File No. 801-10254), filed with the SEC, which is incorporated herein by reference thereto.

Item 31. Location of Accounts and Records

         Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, will be maintained and held in the offices of the Registrant's Custodian, State Street Bank and Trust Company, 1776 Heritage Drive, North Quincy, Massachusetts 02171, except that the Registrant's corporate records (its trust instrument, bylaws and minutes of the meetings of its Board of Directors) will be maintained at the offices of Chancellor LGT Asset Management, Inc., 50 California Street, 27th Floor, San Francisco, California 94111.

Item 32. Management Services

         Other than as set forth in Parts A and B of this Registration Statement, the Registrant is not a party to any management-related service contract.

Item 33.         Undertakings

         Not applicable.

                                    SIGNATURE



         Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement on Form N-2 to be signed on its behalf by the undersigned, thereunto duly authorized, in San Francisco, California on the 21st day of March, 1997.





                                             FLOATING RATE PORTFOLIO




                                          By:  /s/ David J. Thelander
                                               -----------------------------
                                                David J. Thelander
                                                Secretary

                                  EXHIBIT INDEX


   Exhibit No.     Description of Exhibit

      (a)          Trust Instrument dated January 9, 1997.

      (b)          By-Laws dated January 9, 1997.

      (d) Instruments Defining the Rights of Security Holders - Filed herewith.

      (g)(1) Form of Investment Management and Administration Contract between the Registrant and Chancellor LGT Senior Secured Management, Inc. - Filed herewith.

      (g)(2) Form of Sub-Advisory and Sub-Administration Contract between Chancellor LGT Senior Secured Management, Inc. and Chancellor LGT Asset Management, Inc. - Filed herewith.

      (j) Form of Custodian Contract between the Registrant and State Street Bank & Trust Company - Filed herewith.

      (k)(1) Form of Fund Accounting and Pricing Agent Agreement between the Registrant, GT Global Floating Rate Fund, Inc. and Chancellor LGT Asset Management, Inc. - Filed herewith.

      (k)(2) Form of Transfer Agency Contract between the Registrant and GT Global Investor Services, Inc. - Filed herewith.

      (n)          Consent of Coopers & Lybrand L.L.P. - Filed herewith.